Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of income tax expense
	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Current income tax expense	20,720	18,752	8,589
Deferred income tax benefit	(6,266)	(9,144)	(2,786)
Total	14,454	9,608	5,803

Schedule of actual income tax expenses reported in consolidated statements of comprehensive income(loss)
	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Income/(loss) before income taxes	67,899	(215,461)	(406,980)
Computed expected tax expense/(benefit)	16,975	(53,809)	(86,039)
Increase/(decrease) in income taxes resulting from:
Non-taxable income	-	(816)	-
Non-taxable income due to disposal of subsidiaries	-	(2,440)	-
Non-deductible expenses	1,766	25,099	6,463
Additional deduction for research and development expenses	(283)	(2,353)	(6,554)
Preferential tax rate	166	11,370	4,727
Tax loss expired	1,619	6,271	12,128
EIT true-up difference	-	478	-
Tax rate differential on deferred tax items	5,152	31	-
Change in valuation allowance	(10,355)	25,457	75,078
Others	(586)	320	-
Total	14,454	9,608	5,803

Schedule of deferred income tax assets and liabilities
	As of December 31,
	2019	2020
	RMB’000	RMB’000
Deferred tax assets
Tax losses carried forward	84,066	152,728
Provision of other receivables	534	4,715
Deductible advertisement expenses	1,338	7,083
Accrued payroll and other expenses	2,735	1,990
Total gross deferred tax assets	88,673	166,516
Valuation allowance on deferred tax assets	(71,393)	(146,471)
Deferred tax assets, net of valuation allowance	17,280	20,045

Deferred tax liabilities
Capitalized contract costs	(15,914)	(13,606)
Equity investment gain	(771)	(388)
Operating lease	(1,050)	(263)
Surplus on revaluation	(9,430)	(6,452)
Total gross deferred tax liabilities	(27,165)	(20,709)
Net deferred tax liabilities	(9,885)	(664)

Schedule of consolidated balance sheets
	As of December 31,
	2019	2020
	RMB’000	RMB’000
Deferred tax assets	4,200	6,997
Deferred tax liabilities	(14,085)	(7,661)
Net deferred tax liabilities	(9,885)	(664)

Schedule of valuation allowance
	As of December 31,
	2019	2020
	RMB’000	RMB’000
Balance at the beginning of the year	53,854	71,393
Business combination	4,069	-
Disposal of subsidiaries	(4,394)	-
Addition/(decrease) during the year	25,457	75,078
Reversal	(7,593)	-
Balance at the end of the year	71,393	146,471

Schedule of non-current income tax payable
	As of December 31,
	2019	2020
	RMB’000	RMB’000
Beginning balance	6,801	26,085
Addition	19,284	7,633
Ending balance	26,085	33,718